Organization and Business Description (Details Narrative) - USD ($)									12 Months Ended
	Dec. 09, 2024	Nov. 22, 2024	Nov. 21, 2024	Jun. 15, 2023	Jun. 12, 2023	Jun. 02, 2023	Dec. 05, 2022	Nov. 25, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jun. 16, 2023	Jun. 13, 2023	Jun. 03, 2023	Dec. 09, 2022	Dec. 08, 2022	Dec. 06, 2022	Dec. 03, 2022	Dec. 02, 2022	Aug. 02, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price		$ 0.0005		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 1								$ 0.0005			$ 1	$ 1
Proceeds from initial public offering and exercise of over-allotment option	$ 9,487,500								$ 9,493,125
Number of shares issued									12,975,000	11,250,000
Ordinary shares, par value									$ 0.0005	$ 0.0005							$ 0.0005
Authorized share capital																	$ 50,000
Ordinary shares, shares authorized									100,000,000	100,000,000							100,000,000
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares									1,725,000
Underwriter [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of options granted			225,000
Share price			$ 5.50
Mr Chi Ming Lam [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued								11,249												50,000
Ordinary shares, par value							$ 1	$ 1												$ 1
Ordinary shares, shares hold																	22,500,000
Issuance of shares							2,000
Mr Chi Ming Lam [Member] | MS (HK) Engineering Limited (“MSHK”) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares								1
Mr Chi Ming Lam [Member] | MS Engineering Co., Limited (“MSE”) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares								10,000
Mr Chi Ming Lam [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price							$ 0.0005
Ordinary shares, par value				$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 1				$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005			$ 1
Ordinary shares, surrender of shares				1,500,000	375,000	2,925,000	6,450,000	49,999
Ordinary shares, shares hold												11,250,000	12,750,000	13,125,000	16,050,000			1
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued		1,500,000
Shares issued price per share		$ 5.50
Over-Allotment Option [Member] | Underwriter [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price	$ 5.50
Ordinary shares issued upon exercise of options	225,000